Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 5,809,074	$ 1,655,549
Restricted cash	896,391	2,638,468
Accounts receivable, net	13,470,610	5,167,701
Notes receivable	857,862	868,679
Inventories, net	20,858,359	18,330,516
Short-term investment	3,282,770	3,336,256
Prepaid expenses and other current assets	7,270,949	12,240,642
TOTAL CURRENT ASSETS	52,884,573	44,637,833
NON-CURRENT ASSETS
Long term prepayments and other non-current assets	5,665,378	3,850,985
Plant, property and equipment, net	40,820,447	41,468,383
Land use rights, net	9,578,146	10,083,242
Intangible assets, net	3,462,000	3,962,650
Long-term investments	2,899,905	3,019,281
Finance lease right-of-use assets	6,152,372
TOTAL NON-CURRENT ASSETS	68,578,248	62,384,541
TOTAL ASSETS	121,462,821	107,022,374
CURRENT LIABILITIES
Accounts payable	19,117,749	12,259,772
Note payable	1,792,782	3,876,748
Deferred revenue	604,142	347,231
Deferred government subsidy	2,758,126	2,871,665
Short-term loan	3,447,658
Income taxes payable	516,542	506,638
Long-term loan, current	468,881
Long-term payable, current	4,706,517	3,706,628
Finance lease liabilities, current	2,560,943
Consideration payable, current	569,197	582,381
Accrued expenses and other current liabilities	923,103	639,761
TOTAL CURRENT LIABILITIES	40,584,453	26,023,445
NON-CURRENT LIABILITIES
Long-term loan, non-current	3,668,308
Finance lease liabilities, non-current	3,548,573
Long term payable, non-current	3,597,924	4,078,843
Consideration payable, non-current	3,285,080	3,358,906
Deferred tax liabilities, net	191,470	199,583
TOTAL NON-CURRENT LIABILITIES	14,291,355	7,637,332
TOTAL LIABILITES	54,875,808	33,660,777
MEZZANINE EQUITY
Redeemable non-controlling interest	31,892,062	31,228,329
EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 25,361,550 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)	2,536	2,536
Additional paid-in capital	34,474,550	33,789,702
Statutory reserves	2,477,940	2,477,940
Accumulated deficits	(10,943,596)	(6,234,447)
Accumulated other comprehensive loss	(2,807,658)	(1,355,358)
TOTAL SHAREHOLDERS’ EQUITY ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	23,203,772	28,680,373
Non-controlling interests	11,491,179	13,452,895
TOTAL EQUITY	34,694,951	42,133,268
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	121,462,821	107,022,374
Related Party
CURRENT ASSETS
Due from related parties	438,558	400,022
CURRENT LIABILITIES
Deferred revenue - related parties	333,733	347,471
Due to related parties	$ 2,785,080	$ 885,150